Financial Instruments and Risk Management (Details)	3 Months Ended
Jan. 31, 2026
Financial Instruments and Risk Management [Line Items]
Foreign currency, percentage	10.00%
Foreign Exchange Rate Risk [Member]
Financial Instruments and Risk Management [Line Items]
Foreign currency, percentage	10.00%